Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets
	December 31, 2025	December 31, 2024
Gross carrying amount
Prepaid patented licenses	$200,000	$200,000
Computer software	223,858	223,858
	423,858	423,858
Less: accumulated amortization
Prepaid patented licenses	200,000	200,000
Computer software	223,858	223,858
	423,858	423,858
Intangible assets, net
Prepaid patented licenses	—	—
Computer software	—	—
Intangible assets, net	$—	$—